Financial risk management: Liquidity risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Long-term debt	$ 6,488,569	$ 6,957,678
Accounts payable and accrued expenses (Note 10)	1,799,330	1,871,424
Three months
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	14,639	14,506
Long-term debt	111,676	119,680
Suppliers	245,100	313,577
Accounts payable and accrued expenses (Note 10)	1,378,657	1,557,847
Later than three months and not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	223,596	161,009
Long-term debt	199,696	204,910
2020
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	228,073	212,959
Long-term debt	204,492	208,027
Later than two years and not later than five years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Bank loans and interest	6,446,644	6,829,639
Long-term debt	$ 6,284,077	$ 6,749,651